Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000254755
Shareholder Report [Line Items]
Fund Name	Income Plus ETF
Trading Symbol	AINP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus ETF for the period from December 4, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	1-866-701-2575
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$11	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.35% [1]
AssetsNet	$ 211,535,599
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 144,812
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$211,535,599
# of portfolio holdings	370
Portfolio turnover rate	123%
Total advisory fees paid	$144,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.8
AA/Aa	38.9
A/A	7.3
BBB/Baa	22.8
BB/Ba	11.4
B/B	8.1
CCC/Caa and below	1.8
Not rated	2.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	25.2
Corporate bonds and notes	22.9
U.S. Treasury securities	11.1
Foreign corporate bonds and notes	9.8
Yankee corporate bonds and notes	9.0
Foreign government bonds	7.9
Asset-backed securities	5.8
Non-agency mortgage-backed securities	3.6
Yankee government bonds	2.4
Investment companies	1.4
Loans	0.9

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	9.4
U.S. Treasury Notes, 4.00%, 2-28-2030	6.4
FNMA, 6.50%, 4-15-2055	6.3
FNMA, 6.00%, 4-15-2055	6.3
GNMA, 6.00%, 4-15-2055	5.2
U.K. Gilts, 3.25%, 1-31-2033	3.6
U.S. Treasury Notes, 3.88%, 3-31-2027	2.8
U.S. Treasury Notes, 4.63%, 2-15-2035	1.9
GNMA, 5.50%, 4-15-2055	1.7
SPDR Portfolio High Yield Bond ETF	1.7

[1]	Annualized